Leases - Schedule of components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 23,772	¥ 39,371
Interest of lease liabilities	1,873	1,834
Expenses for short-term leases within 12 months		6,093
Total lease cost	¥ 25,645	¥ 47,298